As filed with the Securities and Exchange Commission on September 20, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Huber Capital Equity Income Fund
Schedule of Investments
at July 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 84.79%
	Aerospace & Defense - 4.14%
100	KBR, Inc.*	$3,209
100	Northrop Grumman Corp.	7,610
		10,819
	Auto Components - 1.27%
2,670	Delphi Corp.*	3,311
	Biotechnology - 1.85%
90	Amgen Inc.*	4,837
	Chemicals - 1.05%
40	Eastman Chemical Co.	2,753
	Commercial Banks - 3.47%
100	Bank of America Corp.	4,742
40	Comerica Inc.	2,107
40	UnionBanCal Corp.	2,210
		9,059
	Communications Equipment - 1.37%
210	Motorola, Inc.	3,568
	Consumer Finance - 1.50%
170	Discover Financial Services*	3,918
	Diversified Financial Services - 2.58%
50	Citigroup Inc.	2,328
100	JPMorgan Chase & Co.	4,401
		6,729
	Electric Utilities - 2.76%
70	Exelon Corp.	4,911
40	FPL Group, Inc.	2,309
		7,220
	Electronic Equipment & Instruments - 0.82%
60	Tyco Electronics Ltd.*+	2,149
	Food & Staples Retailing - 1.41%
80	Wal-Mart Stores, Inc.	3,676
	Food Products - 2.26%
140	ConAgra Foods, Inc.	3,549
110	Tyson Foods, Inc. - Class A	2,343
		5,892
	Health Care Providers & Services - 1.53%
770	Tenet Healthcare Corp.*	3,989
	Home Improvement Stores - 2.70%
190	Home Depot, Inc.	7,062
	Hotels, Restaurants & Leisure - 1.29%
100	Wyndham Worldwide Corp.*	3,365
	Industrial Conglomerates - 1.04%
70	General Electric Co.	2,713
	Insurance - 12.93%
90	American International Group, Inc.	5,776
480	Conseco, Inc.*	8,731
150	Genworth Financial Inc. - Class A	4,578
50	Hanover Insurance Group Inc.	2,195
290	Unum Group	7,047
70	XL Capital Ltd - Class A+	5,450
		33,777
	Internet & Catalog Retail - 0.99%
80	eBay Inc.*	2,592
	IT Services - 4.50%
520	BearingPoint, Inc.*	3,390
310	Electronic Data Systems Corp.	8,367
		11,757
	Land Subdividers And Developers, Except Cemeteries - 2.60%
210	MI Developments, Inc. - Class A+	6,783
	Machinery - 3.87%
140	Flowserve Corp.	10,118
	Media - 4.65%
250	Idearc Inc.	8,677
330	Interpublic Group of Companies, Inc.*	3,462
		12,139
	Metals & Mining - 1.75%
120	Alcoa Inc.	4,584
	Oil & Gas - 1.78%
60	Royal Dutch Shell PLC - ADR	4,655
	Pharmaceuticals - 2.67%
40	Johnson & Johnson	2,420
150	Watson Pharmaceuticals, Inc.*	4,563
		6,983
	Residential Construction - 7.14%
160	Centex Corp.	5,970
360	Lennar Corp. - Class B	10,552
110	Pulte Homes, Inc.	2,127
		18,649
	Software - 7.76%
480	CA Inc.	12,038
210	Microsoft Corp.	6,088
320	Novell, Inc.*	2,147
		20,273
	Thrifts & Mortgage Finance - 3.11%
40	Fannie Mae	2,394
100	Freddie Mac	5,727
		8,121
	TOTAL COMMON STOCKS (Cost $240,072)	221,491

	SHORT-TERM INVESTMENTS - 3.82%
4,989	SEI Daily Income Treasury Fund	4,989
4,989	SEI Daily Income Trust Government Fund	4,989
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,978)	9,978
	Total Investments in Securities (Cost $250,050) - 88.61%	231,469
	Other Assets in Excess of Liabilities - 11.39%	29,765
	NET ASSETS - 100.00%	$261,234

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at July 31, 2007 was as follows**:

Cost of investments	$250,050
Gross unrealized appreciation	$847
Gross unrealized depreciation	(19,428)
Net unrealized depreciation	($18,581)

**Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Huber Capital Small Cap Value Fund
Schedule of Investments
at July 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.69%
	Auto Components - 5.57%
2,670	Delphi Corp.*	$3,311
440	Miller Industries, Inc.*	10,701
		14,012
	Chemicals - 1.88%
60	Agrium Inc.+	2,515
180	Tronox Inc. - Class B	2,214
		4,729
	Commercial Banks - 1.78%
250	Cadence Financial Corp.	4,478
	Commercial Services & Supplies - 2.76%
250	IKON Office Solutions, Inc.	3,465
140	Kelly Services, Inc. - Class A	3,479
		6,944
	Computers & Peripherals - 2.28%
780	STEC Inc.*	5,733
	Consumer Finance - 1.37%
200	Nelnet, Inc. - Class A	3,460
	Containers & Packaging - 1.44%
730	UFP Technologies, Inc.*	3,614
	Food Products - 3.60%
1,560	Overhill Farms, Inc.*	9,048
	Gas Utilities - 0.98%
80	Southern Union Co.	2,470
	Health Care Providers & Services - 1.59%
770	Tenet Healthcare Corp.*	3,989
	Home Improvement Stores - 1.93%
350	Building Materials Holding Corp.	4,861
	Hotels, Restaurants & Leisure - 6.38%
1,300	Brazil Fast Food Corp.*	9,230
110	Famous Dave's of America, Inc.*	2,188
690	Trump Entertainment Resorts, Inc.*	4,623
		16,041
	Household Durables - 0.74%
170	Furniture Brands International, Inc.	1,873
	Insurance - 7.12%
480	Conseco, Inc.*	8,731
830	CRM Holdings, Ltd.*+	5,661
80	Hanover Insurance Group Inc.	3,511
		17,903
	Internet & Catalog Retail - 1.25%
3,230	CommercePlanet, Inc.*	3,133
	Internet Software & Services - 4.83%
16,890	YP Corp.*	12,161
	IT Services - 2.22%
520	BearingPoint, Inc.*	3,391
270	Unisys Corp.*	2,184
		5,575
	Land Subdividers And Developers, Except Cemeteries - 4.49%
350	MI Developments, Inc. - Class A+	11,305
	Leisure Equipment & Products - 0.89%
120	MarineMax, Inc.*	2,244
	Marketing Services - 4.46%
840	infoUSA Inc.	8,610
220	Valassis Communications, Inc.*	2,611
		11,221
	Media - 1.80%
860	Westwood One, Inc.*	4,524
	Metals & Mining - 0.92%
70	A. M. Castle & Co.	2,311
	Paper & Forest Products - 0.96%
330	Kapstone Paper and Packaging Corp.*	2,406
	Pharmaceuticals - 2.30%
190	Watson Pharmaceuticals, Inc.*	5,780
	Real Estate - 4.27%
1,160	CapLease, Inc.	10,753
	Residential Construction - 6.83%
160	M.D.C. Holdings, Inc.	7,360
210	Standard Pacific Corp.	3,110
760	WCI Communities, Inc.*	6,711
		17,181
	Semiconductor & Semiconductor Equipment - 0.93%
220	Spansion Inc. - Class A*	2,334
	Specialty Retail - 2.96%
190	Rent-A-Center, Inc.*	3,688
520	Tandy Leather Factory, Inc.*	3,770
		7,458
	Textiles, Apparel & Luxury Goods - 9.16%
1,810	Crown Crafts, Inc.*	7,837
780	Hampshire Group, Ltd.*	15,210
		23,047
	TOTAL COMMON STOCKS (Cost $248,599)	220,588

	SHORT-TERM INVESTMENTS - 0.56%
700	SEI Daily Income Treasury Fund	700
699	SEI Daily Income Trust Government Fund	699
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,399)	1,399
	Total Investments in Securities (Cost $249,998) - 88.25%	221,987
	Other Assets in Excess of Liabilities - 11.75%	29,563
	NET ASSETS - 100.00%	$251,550

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at July 31, 2007 was as follows**:

Cost of investments	$249,998
Gross unrealized appreciation	$5,112
Gross unrealized depreciation	(33,123)
Net unrealized depreciation	($28,011)

**Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   9/18/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   9/18/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   9/17/2007

* Print the name and title of each signing officer under his or her signature.